CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Shareholders' Equity of Yalla Group Limited [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2021	$ 335,880,060		$ 12,484	$ 2,473	$ 265,647,268	$ (25,419,808)	$ 520,010	$ 95,123,951	$ 335,886,378	$ (6,318)
Balance, Shares at Dec. 31, 2021			124,843,668	24,734,013
Balance, Shares at Dec. 31, 2021						(1,903,205)
Net Income (Loss)	79,037,845							79,756,797	79,756,797	(718,952)
Exercise of share options	2,069,029		$ 872		2,068,157				2,069,029
Exercise of share options, Shares			8,713,492
Repurchase of shares	(1,594,889)					$ (1,594,889)			(1,594,889)
Repurchase of shares, Shares						(398,936)
Share-based compensation	26,690,970				26,690,970				26,690,970
Foreign currency translation adjustments, net of nil income taxes	(2,218,541)						(2,221,121)		(2,221,121)	2,580
Balance at Dec. 31, 2022	439,864,474		$ 13,356	$ 2,473	294,406,395	$ (27,014,697)	(1,701,111)	174,880,748	440,587,164	(722,690)
Balance, Shares at Dec. 31, 2022			133,557,160	24,734,013
Balance, Shares at Dec. 31, 2022						(2,302,141)
Net Income (Loss)	113,058,436							117,342,777	117,342,777	(4,284,341)
Exercise of share options	970,708		$ 422		970,286				970,708
Exercise of share options, Shares			4,224,810
Repurchase of shares	(8,512,608)					$ (8,512,608)			(8,512,608)
Repurchase of shares, Shares						(1,670,735)
Share-based compensation	17,929,842				17,929,842				17,929,842
Contributions from non-controlling interests	13,097									13,097
Foreign currency translation adjustments, net of nil income taxes	(656,974)						(640,629)		(640,629)	(16,345)
Balance at Dec. 31, 2023	562,666,975		$ 13,778	$ 2,473	313,306,523	$ (35,527,305)	(2,341,740)	292,223,525	567,677,254	(5,010,279)
Balance, Shares at Dec. 31, 2023			137,781,970	24,734,013
Balance, Shares at Dec. 31, 2023						(3,972,876)
Net Income (Loss)	134,151,207							135,684,241	135,684,241	(1,533,034)
Exercise of share options	$ 885,087		$ 286		884,801				885,087
Exercise of share options, Shares	2,859,579		2,859,579
Repurchase of shares	$ (13,911,356)					$ (13,911,356)			(13,911,356)
Repurchase of shares, Shares		7,305,138				(3,332,262)
Share-based compensation	14,691,737				14,691,737				14,691,737
Foreign currency translation adjustments, net of nil income taxes	(676,043)						(674,839)		(674,839)	(1,204)
Balance at Dec. 31, 2024	$ 697,807,607		$ 14,064	$ 2,473	$ 328,883,061	$ (49,438,661)	$ (3,016,579)	$ 427,907,766	$ 704,352,124	$ (6,544,517)
Balance, Shares at Dec. 31, 2024			140,641,549	24,734,013
Balance, Shares at Dec. 31, 2024						(7,305,138)